ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)
The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	£ 453
Other items charged to the income statement	23
Impairment loss recognised in profit or loss	3,213
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1
The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	1,656
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1
Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	3,224
Exchange and other adjustments	119
Impact of transfers between stages	461
Other items charged to the income statement	551
Charge to the income statement	1,012
Advances written off	(1,579)
Disposal of businesses	(293)	[1]
Recoveries of advances written off in previous years	579
Discount unwind	(39)
Ending Balance	3,023
Drawn balance [member] | The Group [member] | Previously stated [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	2,198
Ending Balance
Drawn balance [member] | The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	1,026
Ending Balance
Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	1,628
Exchange and other adjustments	50
Impact of transfers between stages	212
Other items charged to the income statement	341
Charge to the income statement	553
Advances written off	(805)
Disposal of businesses	(10)	[1]
Recoveries of advances written off in previous years	197
Discount unwind	(33)
Ending Balance	1,580
Drawn balance [member] | The Bank [member] | Previously stated [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	1,111
Ending Balance
Drawn balance [member] | The Bank [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	517
Ending Balance
Undrawn balances [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	273
Exchange and other adjustments	(11)
Impact of transfers between stages	(8)
Other items charged to the income statement	(64)
Charge to the income statement	(72)
Ending Balance	190
Undrawn balances [member] | The Group [member] | Previously stated [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	30
Ending Balance
Undrawn balances [member] | The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	243
Ending Balance
Undrawn balances [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	124
Exchange and other adjustments	(2)
Impact of transfers between stages	(4)
Other items charged to the income statement	(42)
Charge to the income statement	(46)
Ending Balance	76
Undrawn balances [member] | The Bank [member] | Previously stated [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	18
Ending Balance
Undrawn balances [member] | The Bank [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	106
Ending Balance
Loans and Advances to Banks [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	1
Loans and Advances to Banks [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	1
Loans and advances to customers [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	3,020
Loans and advances to customers [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	1,534
Debt securities [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	2
Debt securities [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	45
Financial assets at amortised cost, class [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	3,023
Financial assets at amortised cost, class [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	1,580
Loan commitments and financial guarantees [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	190
Loan commitments and financial guarantees [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	76
Stage 1 [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	640
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1
Stage 1 [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	296
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1
Stage 1 [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	590
Exchange and other adjustments	1
Impact of transfers between stages	(5)
Other items charged to the income statement	(59)
Charge to the income statement	(64)
Disposal of businesses	(8)	[1]
Ending Balance	519
Stage 1 [member] | Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	326
Exchange and other adjustments	8
Impact of transfers between stages	(19)
Other items charged to the income statement	(54)
Charge to the income statement	(73)
Disposal of businesses	(6)	[1]
Ending Balance	255
Stage 1 [member] | Undrawn balances [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	147
Exchange and other adjustments	(6)
Impact of transfers between stages	(5)
Other items charged to the income statement	(15)
Charge to the income statement	(20)
Ending Balance	121
Stage 1 [member] | Undrawn balances [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	70
Exchange and other adjustments	1
Impact of transfers between stages	(3)
Other items charged to the income statement	(27)
Charge to the income statement	(30)
Ending Balance	41
Stage 1 [member] | Loans and Advances to Banks [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	1
Stage 1 [member] | Loans and Advances to Banks [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	1
Stage 1 [member] | Loans and advances to customers [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	518
Stage 1 [member] | Loans and advances to customers [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	209
Stage 1 [member] | Debt securities [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	45
Stage 1 [member] | Financial assets at amortised cost, class [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	519
Stage 1 [member] | Financial assets at amortised cost, class [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	255
Stage 1 [member] | Loan commitments and financial guarantees [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	121
Stage 1 [member] | Loan commitments and financial guarantees [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	41
Stage 2 [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	1,055
Stage 2 [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	534
Stage 2 [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	1,147
Impact of transfers between stages	23
Other items charged to the income statement	(76)
Charge to the income statement	(53)
Disposal of businesses	(102)	[1]
Ending Balance	992
Stage 2 [member] | Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	541
Impact of transfers between stages	5
Other items charged to the income statement	(44)
Charge to the income statement	(39)
Disposal of businesses		[1]
Ending Balance	502
Stage 2 [member] | Undrawn balances [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	126
Exchange and other adjustments	(15)
Impact of transfers between stages	(5)
Other items charged to the income statement	(43)
Charge to the income statement	(48)
Ending Balance	63
Stage 2 [member] | Undrawn balances [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	54
Exchange and other adjustments	(9)
Impact of transfers between stages	(1)
Other items charged to the income statement	(12)
Charge to the income statement	(13)
Ending Balance	32
Stage 2 [member] | Loans and advances to customers [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	992
Stage 2 [member] | Loans and advances to customers [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	502
Stage 2 [member] | Financial assets at amortised cost, class [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	992
Stage 2 [member] | Financial assets at amortised cost, class [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	502
Stage 2 [member] | Loan commitments and financial guarantees [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	63
Stage 2 [member] | Loan commitments and financial guarantees [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	32
Stage 3 [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	1,440
Stage 3 [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	826
Stage 3 [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	1,455
Exchange and other adjustments	118
Impact of transfers between stages	443
Other items charged to the income statement	686
Charge to the income statement	1,129
Advances written off	(1,579)
Disposal of businesses	(183)	[1]
Recoveries of advances written off in previous years	552
Discount unwind	(58)
Ending Balance	1,434
Stage 3 [member] | Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	761
Exchange and other adjustments	42
Impact of transfers between stages	226
Other items charged to the income statement	439
Charge to the income statement	665
Advances written off	(805)
Disposal of businesses	(4)	[1]
Recoveries of advances written off in previous years	197
Discount unwind	(33)
Ending Balance	823
Stage 3 [member] | Undrawn balances [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Exchange and other adjustments	10
Impact of transfers between stages	2
Other items charged to the income statement	(6)
Charge to the income statement	(4)
Ending Balance	6
Stage 3 [member] | Undrawn balances [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Exchange and other adjustments	6
Other items charged to the income statement	(3)
Charge to the income statement	(3)
Ending Balance	3
Stage 3 [member] | Loans and advances to customers [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	1,432
Stage 3 [member] | Loans and advances to customers [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	823
Stage 3 [member] | Debt securities [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	2
Stage 3 [member] | Financial assets at amortised cost, class [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	1,434
Stage 3 [member] | Financial assets at amortised cost, class [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	823
Stage 3 [member] | Loan commitments and financial guarantees [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	6
Stage 3 [member] | Loan commitments and financial guarantees [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	3
Purchased or originated credit-impaired [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	78
Purchased or originated credit-impaired [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	32
Disposal of businesses		[1]
Recoveries of advances written off in previous years	27
Discount unwind	19
Ending Balance	78
Purchased or originated credit-impaired [member] | Loans and advances to customers [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	78
Purchased or originated credit-impaired [member] | Financial assets at amortised cost, class [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	78
Stage 1 [member] | Stage 1 [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	304
Stage 1 [member] | Stage 1 [member] | Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	138
Stage 1 [member] | Stage 1 [member] | Undrawn balances [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	28
Stage 1 [member] | Stage 1 [member] | Undrawn balances [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	12
Stage 1 [member] | Stage 2 [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(299)
Stage 1 [member] | Stage 2 [member] | Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(136)
Stage 1 [member] | Stage 2 [member] | Undrawn balances [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(28)
Stage 1 [member] | Stage 2 [member] | Undrawn balances [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(12)
Stage 1 [member] | Stage 3 [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(5)
Stage 1 [member] | Stage 3 [member] | Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(2)
Stage 2 [member] | Stage 1 [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(46)
Stage 2 [member] | Stage 1 [member] | Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(22)
Stage 2 [member] | Stage 1 [member] | Undrawn balances [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(6)
Stage 2 [member] | Stage 1 [member] | Undrawn balances [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(3)
Stage 2 [member] | Stage 2 [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	85
Stage 2 [member] | Stage 2 [member] | Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	43
Stage 2 [member] | Stage 2 [member] | Undrawn balances [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	6
Stage 2 [member] | Stage 2 [member] | Undrawn balances [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	3
Stage 2 [member] | Stage 3 [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(39)
Stage 2 [member] | Stage 3 [member] | Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(21)
Stage 3 [member] | Stage 1 [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(32)
Stage 3 [member] | Stage 1 [member] | Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(19)
Stage 3 [member] | Stage 1 [member] | Undrawn balances [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(2)
Stage 3 [member] | Stage 1 [member] | Undrawn balances [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(1)
Stage 3 [member] | Stage 2 [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(131)
Stage 3 [member] | Stage 2 [member] | Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(74)
Stage 3 [member] | Stage 2 [member] | Undrawn balances [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(5)
Stage 3 [member] | Stage 2 [member] | Undrawn balances [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(2)
Stage 3 [member] | Stage 3 [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	163
Stage 3 [member] | Stage 3 [member] | Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	93
Stage 3 [member] | Stage 3 [member] | Undrawn balances [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	7
Stage 3 [member] | Stage 3 [member] | Undrawn balances [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	3
Impact of transfers between stages [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	461
Impact of transfers between stages [member] | Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	212
Impact of transfers between stages [member] | Undrawn balances [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(8)
Impact of transfers between stages [member] | Undrawn balances [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(4)
Impact of transfers between stages [member] | Stage 1 [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(231)
Impact of transfers between stages [member] | Stage 1 [member] | Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(116)
Impact of transfers between stages [member] | Stage 1 [member] | Undrawn balances [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(25)
Impact of transfers between stages [member] | Stage 1 [member] | Undrawn balances [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(11)
Impact of transfers between stages [member] | Stage 2 [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	368
Impact of transfers between stages [member] | Stage 2 [member] | Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	172
Impact of transfers between stages [member] | Stage 2 [member] | Undrawn balances [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	22
Impact of transfers between stages [member] | Stage 2 [member] | Undrawn balances [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	10
Impact of transfers between stages [member] | Stage 3 [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	324
Impact of transfers between stages [member] | Stage 3 [member] | Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	156
Impact of transfers between stages [member] | Stage 3 [member] | Undrawn balances [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(5)
Impact of transfers between stages [member] | Stage 3 [member] | Undrawn balances [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	£ (3)

[1]	Reflects the transfer of assets to Lloyds Bank Corporate markets plc.